Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income	$ 16,967,981	$ 12,764,450
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,045,243	1,029,971
Credit loss expense	1,373,661	1,133,411
Deferred income tax provision	48,470	351,928
Gain on sale of loans	(145,617)	(88,087)
Loss on sale of bank premises and equipment	7,839	3,374
Gain on sale of OREO	0	(30,061)
Income from CFS Partners	(1,783,726)	(1,220,909)
Amortization of bond premium, net	30,599	208,521
Proceeds from sales of loans held for sale	6,923,617	5,075,326
Originations of loans held for sale	(6,916,000)	(4,987,239)
Increase in taxes payable	29,638	17,177
Increase in interest receivable	(135,501)	(225,676)
Decrease in mortgage servicing rights	77,661	82,525
(Increase) decrease in right-of-use assets	(256,859)	65,489
Increase (decrease) in operating lease liabilities	286,900	(80,770)
Increase in other assets	(116,579)	100,564
Increase in cash surrender value of BOLI	(79,731)	(85,651)
Amortization of limited partnerships	851,482	748,525
Change in net deferred loan fees and costs	(137,909)	(75,526)
(Decrease) increase in interest payable	(1,923,633)	1,326,473
Decrease in accrued expenses	(161,511)	(144,567)
Increase in other liabilities	63,007	1,033
Net cash provided by operating activities	16,049,032	15,769,153
Investments - AFS
Maturities, calls, pay downs and sales	37,914,501	30,995,996
Purchases	(14,971,773)	0
Proceeds from redemption of restricted equity securities	3,071,300	4,418,100
Purchases of restricted equity securities	(3,375,000)	(5,405,100)
Increase in limited partnership contributions payable	0	4,356,000
Investments in limited liability entities	0	(6,389,000)
Increase in loans, net	(38,164,093)	(84,267,625)
Capital expenditures net of proceeds from sales of bank premises and equipment	(780,773)	(791,790)
Proceeds from sales of OREO	0	305,061
Recoveries of loans charged off	106,006	213,554
Net cash used in investing activities	(16,199,832)	(56,564,804)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	16,569,727	1,908,705
Net increase in money market and savings accounts	17,217,317	39,512,790
Net increase in time deposits	35,236,199	63,255,481
Net (decrease) increase in repurchase agreements	(7,445,825)	12,688,076
Net decrease in short-term borrowings	41,800,000	12,000,000
Proceeds from long-term borrowings	10,175,022	30,000,000
Repayments on long-term borrowings	(5,000,000)	0
Decrease in finance lease obligations	(234,081)	(226,863)
Shares purchased through stock buyback program	(1,883,242)	0
Redemption of preferred stock	(1,500,000)	0
Dividends paid on preferred stock	(96,591)	(125,625)
Dividends paid on common stock	(3,966,167)	(3,711,224)
Net cash provided by financing activities	17,272,359	131,301,340
Net increase in cash and cash equivalents	17,121,559	90,505,689
Cash and cash equivalents:
Beginning	110,940,202	20,434,513
Ending	128,061,761	110,940,202
Supplemental Schedule of Cash Paid During the Period:
Interest	21,929,583	19,043,100
Income taxes, net of refunds	2,509,100	1,321,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities AFS	7,804,665	195,918
Loans transferred to OREO	319,019	275,000
Additions to operating lease liabilities	524,455	138,058
Investment in limited partnerships, not yet paid	4,356,000	4,356,000
Dividends declared	5,472,942	5,213,595
Increase in dividends payable attributable to dividends declared	(48,892)	(62,984)
Dividends reinvested	(1,457,883)	(1,439,387)
Total dividends paid	$ 3,966,167	$ 3,711,224